Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates. For the years ended December 31, 2019, 2020 and 2021, the Group recorded US$11.5 million, US$12.5 million and US$17.7 million lease expense, respectively. Based on the current rental lease agreements, future minimum lease payments commitments as of December 31, 2021 were as follows:

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2021	86,947	11,271	21,190	20,175	34,311

Purchase commitments mainly include minimum commitments for marketing activities and internet connection. Purchase commitments as of December 31, 2021 were as follows:

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2021	619,928	588,882	28,653	2,268	125

2022 Notes represent the future maximum commitments relating to the principal amount and interests in connection with the issuance of US$900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes, which will mature on November 15, 2022. 2024 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US $800 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.50%, which will mature on July 5, 2024. 2030 Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US$750 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.375%, which will mature on July 8, 2030. Other commitments as of December 31, 2021 were as follows:

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2022 Notes	911,242	911,242	—	—	—
2024 Notes	884,000	28,000	856,000	—	—
2030 Notes	977,812	25,312	50,625	50,625	851,250
Total	2,773,054	964,554	906,625	50,625	851,250

16. Commitments and Contingencies (Continued)

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial statements.